Derivative Financial Instruments - Fair value of derivatives (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivative Financial Instruments
Derivative liability - conversion feature embedded in convertible debt		$ 393
Warrant liabilities	$ 5,624	6,264
Not designated as hedging instruments
Derivative Financial Instruments
Derivative liability - conversion feature embedded in convertible debt		393
Warrant liabilities	5,624	6,264
Total derivatives not designated as hedging instruments	$ 5,624	$ 6,657